Risk Management and Use of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Derivative Instruments And Hedging Activities

Note 10. Risk Management and Use of Derivative Financial Instruments

Risk Management

In the normal course of our ongoing business operations, we encounter economic risk. There are three main components of economic risk: interest rate risk, credit risk, and market risk. We are primarily subject to interest rate risk on our interest-bearing assets and liabilities, including our Credit Agreement. Credit risk is the risk of default on our operations and our tenants' inability or unwillingness to make contractually required payments. Market risk includes changes in the value of our properties and related loans as well as changes in the value of our other securities due to changes in interest rates or other market factors. In addition, we own investments in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand and are subject to the risks associated with changing foreign currency exchange rates.

Use of Derivative Financial Instruments

When we use derivative instruments, it is generally to reduce our exposure to fluctuations in interest rates and foreign currency exchange rate movements. We have not entered, and do not plan to enter into, financial instruments for trading or speculative purposes. In addition to derivative instruments that we entered into on our own behalf, we may also be a party to derivative instruments that are embedded in other contracts, and we may own common stock warrants, granted to us by lessees when structuring lease transactions, which are considered to be derivative instruments. The primary risks related to our use of derivative instruments are that a counterparty to a hedging arrangement could default on its obligation or that the credit quality of the counterparty may be downgraded to such an extent that it impairs our ability to sell or assign our side of the hedging transaction. While we seek to mitigate these risks by entering into hedging arrangements with counterparties that are large financial institutions that we deem to be creditworthy, it is possible that our hedging transactions, which are intended to limit losses, could adversely affect our earnings. Furthermore, if we terminate a hedging arrangement, we may be obligated to pay certain costs, such as transaction or breakage fees. We have established policies and procedures for risk assessment and the approval, reporting, and monitoring of derivative financial instrument activities.

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

The following table sets forth certain information regarding our derivative instruments (in thousands):

		Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2012	2011	2012	2011
Foreign currency contracts	Other assets, net	$172	$1,194	$-	$-
Foreign currency contracts	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(2,361)	-
Interest rate cap	Other assets, net	36	-	-	-
Interest rate swaps	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(5,411)	(4,155)

Derivatives Not Designated
as Hedging Instruments
Embedded credit derivative	Other assets, net	-	29	-	-
Stock warrants	Other assets, net	1,161	1,161	-	-
Total derivatives		$1,369	$2,384	$(7,772)	$(4,155)

The following tables present the impact of derivative instruments on the consolidated financial statements (in thousands):

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income (Loss) on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,419)	$(1,028)	$(162)
Interest rate cap	(662)	-	-
Foreign currency contracts	(3,383)	1,300	99
Total	$(5,464)	$272	$(63)

	Amount of Gain (Loss) Reclassified from
	Other Comprehensive Income (Loss) into Income (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps (a)	$(1,154)	$(533)	$-
Foreign currency contracts (b)	912	254	(62)
Total	$(242)	$(279)	$(62)

__________

  During the year ended December 31, 2012, we reclassified $0.2 million from Other comprehensive income (loss) into income related to ineffective portions of hedging relationships on certain interest rate swaps. No such amounts were reclassified during the years ended December 31, 2011 and 2010.
  Gains (losses) reclassified from Other comprehensive income (loss) into income for contracts that have settled are included in Other income and (expenses).

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
Derivatives Not in Cash Flow	Location of Gain (Loss)	Years Ended December 31,
Hedging Relationships	Recognized in Income	2012	2011	2010
Embedded credit derivative (a)	Other income and (expenses)	$(28)	$(17)	$(846)
Stock warrants	Other income and (expenses)	-	(162)	108
Interest rate swaps (b)	Other income and (expenses)	-	(1,237)	-
Total		$(28)	$(1,416)	$(738)

__________

  Included losses attributable to noncontrolling interests totaling less than $0.1 million for each of the years ended December 31, 2012 and 2011, respectively, and $0.6 million for the year ended December 31, 2010.
  These derivative instruments were acquired in the Merger and prior to the Merger were designated as cash flow hedges by CPA®:14. Upon acquisition, we did not immediately designate these as hedges and therefore did not use hedge accounting on these instruments until they were designated as hedges in October 2011.

See below for information on our purposes for entering into derivative instruments, including those not designated as hedging instruments, and for information on derivative instruments owned by unconsolidated entities, which are excluded from the tables above.

Interest Rate Swaps and Caps

We are exposed to the impact of interest rate changes primarily through our borrowing activities. To limit this exposure, we attempt to obtain mortgage financing on a long-term, fixed-rate basis. However, from time to time, we or our investment partners may obtain variable-rate non-recourse mortgage loans and, as a result, may enter into interest rate swap agreements or interest rate cap agreements with counterparties. Interest rate swaps, which effectively convert the variable-rate debt service obligations of the loan to a fixed rate, are agreements in which one party exchanges a stream of interest payments for a counterparty's stream of cash flow over a specific period. The notional, or face, amount on which the swaps are based is not exchanged. Interest rate caps limit the effective borrowing rate of variable-rate debt obligations while allowing participants to share in downward shifts in interest rates. Our objective in using these derivatives is to limit our exposure to interest rate movements.

The interest rate swaps and caps that we had outstanding on our consolidated subsidiaries at December 31, 2012 are summarized as follows (currency in thousands):

		Notional	Cap	Effective	Effective	Expiration	Fair Value at
Description	Type	Amount	Rate	Interest Rate	Date	Date	December 31, 2012
1-Month LIBOR	“Pay-fixed” swap	$3,648	N/A	6.7%	2/2008	2/2018	$(614)
1-Month LIBOR	“Pay-fixed” swap	$11,253	N/A	5.6%	3/2008	3/2018	(1,669)
1-Month LIBOR	“Pay-fixed” swap	$5,983	N/A	6.4%	7/2008	7/2018	(1,049)
1-Month LIBOR	“Pay-fixed” swap	$3,828	N/A	6.9%	3/2011	3/2021	(600)
1-Month LIBOR	“Pay-fixed” swap	$5,734	N/A	5.4%	11/2011	12/2020	(293)
1-Month LIBOR	“Pay-fixed” swap	$5,878	N/A	4.9%	12/2011	12/2021	(304)
1-Month LIBOR	“Pay-fixed” swap	$8,789	N/A	5.1%	3/2012	11/2019	(483)
3-Month Euro Interbank Offered Rate (“Euribor”) (a)	Interest rate cap	€53,986	3.0%	N/A	4/2012	4/2017	36
1-Month LIBOR	“Pay-fixed” swap	$1,960	N/A	4.6%	5/2012	11/2017	(52)
1-Month LIBOR	“Pay-fixed” swap	$9,875	N/A	3.3%	6/2012	6/2017	(165)
1-Month LIBOR	“Pay-fixed” swap	$9,956	N/A	1.6%	9/2012	10/2020	(182)
							$(5,375)

__________

  Fair value amount is based on the applicable exchange rate at December 31, 2012.

The interest rate swaps and caps that our unconsolidated jointly-owned investments had outstanding at December 31, 2012 were designated as cash flow hedges and are summarized as follows (currency in thousands):

	Ownership					Effective
	Interest at		Notional	Cap		Interest	Effective	Expiration	Fair Value at
Description	December 31, 2012	Type	Amount	Rate	Spread	Rate	Date	Date	December 31, 2012
3-Month LIBOR (a)	25.0%	“Pay-fixed swap”	€112,454	N/A	N/A	5.0%-5.6%	7/2006-4/2008	10/2015-7/2016	$(16,601)
3-Month LIBOR	27.3%	Interest rate cap	$119,260	4%	1.2%	N/A	8/2009	8/2014	1
3-Month Euribor (a)	35.0%	“Pay-fixed swap”	€15,970	N/A	N/A	0.9%	4/2012	7/2013	(86)
									$(16,686)

__________

  Fair value amounts are based on the applicable exchange rate at December 31, 2012.

Foreign Currency Contracts

We are exposed to foreign currency exchange rate movements, primarily in the euro and, to a lesser extent, certain other currencies. We manage foreign currency exchange rate movements by generally placing both our debt obligation to the lender and the tenant's rental obligation to us in the same currency. This reduces our overall exposure to the actual equity that we have invested and the equity portion of our cash flow. However, we are subject to foreign currency exchange rate movements to the extent of the difference in the timing and amount of the rental obligation and the debt service. We may also face challenges with repatriating cash from our foreign investments. We may encounter instances where it is difficult to repatriate cash because of jurisdictional restrictions or because repatriating cash may result in current or future tax liabilities. Realized and unrealized gains and losses recognized in earnings related to foreign currency transactions are included in Other income and (expenses) in the consolidated financial statements.

In order to hedge certain of our foreign currency cash flow exposures, we enter into foreign currency forward contracts and collars. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into forward contracts, we are locked into a future currency exchange rate for the term of the contract. A foreign currency collar consists of a written call option and a purchased put option to sell the foreign currency. These instruments guarantee that the exchange rate will not fluctuate beyond the range of the options' strike prices.

The following table presents the foreign currency derivative contracts we had outstanding and their designations at December 31, 2012 (currency in thousands, except strike price):

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012 (a)
Collars	€2,262	$1.40 - 1.42	9/2011	3/2013	$172
Forward contracts	53,550	1.28 - 1.30	5/2012	6/2013 - 6/2017	(2,300)
Forward contracts	9,800	1.35	12/2012	9/2017 - 3/2018	(61)
	€65,612				$(2,189)

__________

  Amounts are based on the applicable exchange rate at December 31, 2012.

Embedded Credit Derivative

In connection with our April 2007 investment in a portfolio of German properties (Hellweg 2 transaction) through an entity in which we have a total effective ownership interest of 26% and which we consolidate, we obtained non-recourse mortgage financing for which the interest rate has both fixed and variable components. In connection with providing the financing, the lender entered into an interest rate swap agreement on its own behalf through which the fixed interest rate component of the financing was converted into a variable interest rate instrument. Through the entity, we have the right, at our sole discretion, to prepay this debt at any time and to participate in any realized gain or loss on the interest rate swap at that time. These participation rights are deemed to be an embedded credit derivative.

Stock Warrants

We own stock warrants that were generally granted to us by lessees in connection with structuring initial lease transactions. These warrants are defined as derivative instruments because they are readily convertible to cash or provide for net cash settlement upon conversion.

Other

Amounts reported in Other comprehensive income (loss) related to interest rate swaps will be reclassified to interest expense as interest payments are made on our variable-rate debt. Amounts reported in Other comprehensive income (loss) related to foreign currency contracts will be reclassified to Other income and (expenses) when the hedged foreign currency proceeds from foreign operations are repatriated to the U.S. At December 31, 2012, we estimate that an additional $1.2 million will be reclassified as interest expense during the next 12 months related to our interest rate swaps and caps and $0.2 million will be reclassified to Other income and (expenses) related to our foreign currency contracts and collars.

We measure our credit exposure on a counterparty basis as the net positive aggregate estimated fair value of our derivatives, net of collateral received, if any. No collateral was received as of December 31, 2012. At December 31, 2012, both our total credit exposure, inclusive of noncontrolling interest, and the maximum exposure to any single counterparty was $0.1 million.

Some of the agreements we have with our derivative counterparties contain certain credit contingent provisions that could result in a declaration of default against us regarding our derivative obligations if we either default or are capable of being declared in default on certain of our indebtedness. At December 31, 2012, we had not been declared in default on any of our derivative obligations. The estimated fair value of our derivatives that were in a net liability position was $7.9 million and $4.3 million at December 31, 2012 and 2011, respectively, which included accrued interest and any adjustment for nonperformance risk. If we had breached any of these provisions at either December 31, 2012 or 2011, we could have been required to settle our obligations under these agreements at their aggregate termination value of $8.5 million or $4.7 million, respectively.

Portfolio Concentration Risk

Concentrations of credit risk arise when a group of tenants is engaged in similar business activities or is subject to similar economic risks or conditions that could cause them to default on their lease obligations to us. We regularly monitor our portfolio to assess potential concentrations of credit risk. While we believe our portfolio is reasonably well diversified, it does contain concentrations in excess of 10%, based on the percentage of our annualized contractual minimum base rent for the fourth quarter of 2012, in certain areas, as shown in the table below. The percentages in the table below represent our directly-owned real estate properties and do not include our share of equity investments or noncontrolling interests.

December 31, 2012
Region:
Total U.S.	66%
Germany	16%
Other Europe	15%
Total Europe	31%
Other international	3%
Total international	34%
Total	100%

Asset Type:
Industrial	37%
Warehouse/Distribution	23%
Retail	18%
Office	14%
All other	8%
Total	100%

Tenant Industry:
Retail	26%
All other	74%
Total	100%

Tenant:
Hellweg Die Profi-Baumarkte (Germany) (Retail industry)	12%

There were no significant concentrations, individually or in the aggregate, related to our unconsolidated jointly-owned investments.